Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	SESEN BIO, INC.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001485003
Amendment Flag	false